Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2025
Remediation Processing Centers (heavy extraction and remediation equipment) (“RPC”) [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Pipeline and related facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
property, plant and equipment, estimated useful lives	Lesser of the lease term or estimated useful life
Minimum [Member] | Computers, software, and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	1 year
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Minimum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Minimum [Member] | Crude oil gathering, storage, and transportation facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Maximum [Member] | Computers, software, and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Maximum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Maximum [Member] | Crude oil gathering, storage, and transportation facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years